Financial Instruments - Aging and Impairment Losses of Trade Accounts and Notes Receivable and Other Receivables (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade accounts and notes receivables, net [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	₩ 10,407,264	₩ 8,583,312
Impairment loss on financial assets	365,120	386,650
Trade accounts and notes receivables, net [member] | Current (not past due) [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,481,730	7,042,308
Impairment loss on financial assets	28,866	82,836
Trade accounts and notes receivables, net [member] | Overdue less than 1 month [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	289,716	279,548
Impairment loss on financial assets	6,537	4,238
Trade accounts and notes receivables, net [member] | 1 month-3 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	132,509	198,807
Impairment loss on financial assets	2,821	4,775
Trade accounts and notes receivables, net [member] | 3 months-12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	85,339	286,274
Impairment loss on financial assets	22,212	21,042
Trade accounts and notes receivables, net [member] | Over 12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	417,970	776,375
Impairment loss on financial assets	304,684	273,759
Other receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,115,811	2,669,558
Impairment loss on financial assets	352,245	367,043
Other receivables [member] | Current (not past due) [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impairment loss on financial assets	99,661	132,209
Other receivables [member] | Not due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,239,492	1,836,372
Other receivables [member] | Overdue less than 1 month [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	33,276	50,858
Impairment loss on financial assets	373	199
Other receivables [member] | 1 month-3 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	86,517	39,053
Impairment loss on financial assets	71	100
Other receivables [member] | 3 months-12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	289,810	47,978
Impairment loss on financial assets	12,227	10,033
Other receivables [member] | Over 12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	466,716	695,297
Impairment loss on financial assets	₩ 239,913	₩ 224,502